Significant accounting policies - Vessels, property, plant and equipment (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 30, 2019 vessel	Nov. 30, 2020	Dec. 31, 2022 USD ($) $ / t vessel
Disclosure of detailed information about property, plant and equipment [line items]
Extension term of contract		10 years
Estimated scrap value per LDT (in USD per Tonne) | $ / t			390
Number of bareboat-in vessels			3
Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Number of bareboat-in vessels	3
Residual value | $			$ 21
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			20 years
FSO/FpSO/FPSO
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			30 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			30 years
Extension term of contract			10 years
plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			5 years
plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			20 years
fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			5 years
fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			10 years
other tangible assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			3 years
other tangible assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			20 years
dry-docking | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			2 years 6 months
dry-docking | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life			5 years